Earnings (Loss) Per Share - Disclosure of Earnings (loss) per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Numerator of basic and diluted EPS	R$ 803,232	R$ 301,358	R$ (106,686)
Equals' acquisition		33,316
Weighted average number of outstanding shares	277,320,157	232,499,264	215,571,771
Denominator of basic EPS	277,320,157	232,532,580	215,571,771
Basic earnings (loss) per share - R$	R$ 2.90	R$ 1.30	R$ (0.49)
Equals' acquisition		33,316
Share-based payments	4,845,504	1,748,001
Denominator of diluted EPS	282,165,661	234,280,581	215,571,771
Diluted earnings (loss) per share - R$	R$ 2.85	R$ 1.29	R$ (0.49)